Convertible preferred shares (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥) shares
Increase (Decrease) in convertible preferred shares
Balance, beginning of year (in shares) | shares	816,245,752
Balance, beginning of year | ¥	¥ 189,838,979
Conversion of preferred shares to ordinary shares (in shares) | shares	(816,245,752)
Conversion of preferred shares to ordinary shares | ¥	¥ (189,838,979)